Cover Page	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	CIRCLE INTERNET GROUP, INC.
Amendment Flag	false
Entity Central Index Key	0001876042
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-2840247
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Address, Address Line One	One World Trade Center
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	332
Local Phone Number	334-0660
Entity Primary SIC Number	6199
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	One World Trade Center
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
City Area Code	332
Local Phone Number	334-0660
Contact Personnel Name	Jeremy Allaire